Contents of Significant Accounts - Summary of Terms and Conditions of Bonds (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about bonds [Line Items]
Issued amount	$ 41,378,182	$ 48,517,631
Domestic unsecured corporate bonds maturing in June 2019 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In early June 2012
Issued amount	$ 2,500,000
Coupon rate	1.63%
Repayment	Interest will be paid annually and the principal will be repayable in June 2019 upon maturity.
Domestic unsecured corporate bonds maturing in March 2018 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In mid-March 2013
Issued amount	$ 7,500,000
Coupon rate	1.35%
Repayment	Interest will be paid annually and the principal has been fully repaid in March 2018.
Domestic unsecured corporate bonds maturing in March 2020 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In mid-March 2013
Issued amount	$ 2,500,000
Coupon rate	1.50%
Repayment	Interest will be paid annually and the principal will be repayable in March 2020 upon maturity.
Domestic unsecured corporate bonds maturing in June 2021 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In mid-June 2014
Issued amount	$ 2,000,000
Coupon rate	1.70%
Repayment	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.
Domestic unsecured corporate bonds maturing in June 2024 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Ten-year
Issuance date	In mid-June 2014
Issued amount	$ 3,000,000
Coupon rate	1.95%
Repayment	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Domestic unsecured corporate bonds maturing in march 2022 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In late March 2017
Issued amount	$ 6,200,000
Coupon rate	1.15%
Repayment	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Domestic unsecured corporate bonds maturing in march 2024 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In late March 2017
Issued amount	$ 2,100,000
Coupon rate	1.43%
Repayment	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Domestic unsecured corporate bonds maturing in october 2022 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In early October 2017
Issued amount	$ 2,000,000
Coupon rate	0.94%
Repayment	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.
Domestic unsecured corporate bonds maturing in October 2024 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In early October 2017
Issued amount	$ 3,400,000
Coupon rate	1.13%
Repayment	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.